Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenue, Net, Total	¥ 8,376,099	$ 1,206,409	¥ 9,965,786	¥ 12,927,377
Japan [Member]
Revenue, Net, Total	2,363,239	340,377	2,723,800	2,487,949
USA [Member]
Revenue, Net, Total	513,690	73,987	1,248,536	2,301,496
Turkey [Member]
Revenue, Net, Total	69,956	10,076	550,799	118,305
France [Member]
Revenue, Net, Total	1,477	213	363,635	191,071
Germany [Member]
Revenue, Net, Total	3,089	445	170,518	671,534
England [Member]
Revenue, Net, Total	88,129	12,693	80,255	998,203
Others [Member]
Revenue, Net, Total	4,112	592	74,004	133,698
Sales Revenue, Net [Member]
Revenue, Net, Total	¥ 8,376,099	$ 1,206,409	¥ 9,965,786	¥ 12,927,377
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Sales Revenue, Net [Member] | PRC [Member]
Revenue, Net, Total	¥ 4,932,284	$ 710,397	¥ 4,078,476	¥ 4,550,915
Concentration Risk, Percentage	59.00%	59.00%	41.00%	35.00%
Sales Revenue, Net [Member] | Japan [Member]
Revenue, Net, Total	¥ 2,363,239	$ 340,377	¥ 2,723,800	¥ 2,487,949
Concentration Risk, Percentage	28.00%	28.00%	27.00%	19.00%
Sales Revenue, Net [Member] | USA [Member]
Revenue, Net, Total	¥ 513,690	$ 73,987	¥ 1,248,536	¥ 2,301,496
Concentration Risk, Percentage	6.00%	6.00%	12.00%	18.00%
Sales Revenue, Net [Member] | Turkey [Member]
Revenue, Net, Total	¥ 69,956	$ 10,076	¥ 550,799	¥ 118,305
Concentration Risk, Percentage	1.00%	1.00%	5.00%	1.00%
Sales Revenue, Net [Member] | France [Member]
Revenue, Net, Total	¥ 1,477	$ 213	¥ 363,635	¥ 191,071
Concentration Risk, Percentage	0.00%	0.00%	4.00%	1.00%
Sales Revenue, Net [Member] | Germany [Member]
Revenue, Net, Total	¥ 3,089	$ 445	¥ 170,518	¥ 671,534
Concentration Risk, Percentage	0.00%	0.00%	2.00%	5.00%
Sales Revenue, Net [Member] | England [Member]
Revenue, Net, Total	¥ 88,129	$ 12,693	¥ 80,255	¥ 998,203
Concentration Risk, Percentage	1.00%	1.00%	1.00%	8.00%
Sales Revenue, Net [Member] | Others [Member]
Revenue, Net, Total	¥ 404,235	$ 58,221	¥ 749,767	¥ 1,607,904
Concentration Risk, Percentage	5.00%	5.00%	8.00%	13.00%